Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Commitments
Capital commitments for the Company as at December 31, 2019 are detailed in the table below.

(in thousands of $)	Long-term debt obligations	Newbuildings	Total
2020	36,259	685,000	721,259
2021	37,901	252,000	289,901
2022	38,665	—	38,665
2023	39,478	—	39,478
2024	295,563	—	295,563
Thereafter	338,051	—	338,051
Total	785,917	937,000	1,722,917